ORDINARY SHARE AND SHARE INCENTIVE PLANS - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock based compensation expense
Stock-based compensation expense recognized	$ 603	$ 504	$ 703
Cost of Net Sales
Stock based compensation expense
Stock-based compensation expense recognized	97	87	89
Selling, general and administrative
Stock based compensation expense
Stock-based compensation expense recognized	258	236	360
Research and development
Stock based compensation expense
Stock-based compensation expense recognized	$ 248	$ 181	$ 254